TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes	$ 843	$ 688	$ 831
Deferred tax expense (income)	2,251	4,922	(9,475)
Income Tax Expense (Benefit)	3,094	5,610	(8,644)
Domestic	1,610	2,979	(6,576)
Foreign	1,484	2,631	(2,068)
Income Tax Expense (Benefit)	$ 3,094	$ 5,610	$ (8,644)